CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 4,889	$ 4,376
Cost of revenue	3,599	3,209
Gross profit	1,290	1,167
Selling, general and administrative	491	474
Operating profit	799	693
Interest and financial costs	(26)	(28)
Interest income	4	3
Equity income in unconsolidated affiliates	10	19
Other income (expense), net		(23)
Income from continuing operations before income taxes	787	664
Provision for income taxes	239	205
Income from continuing operations	548	459
Income from discontinued operations	41	41
Net income	589	500
Net loss attributable to noncontrolling interests		(2)
Net income attributable to Company	$ 589	$ 502
Basic:
Income from continuing operations	$ 1.28	$ 1.08
Income from discontinued operations	$ 0.10	$ 0.10
Net income attributable to Company	$ 1.38	$ 1.18
Diluted:
Income from continuing operations	$ 1.28	$ 1.08
Income from discontinued operations	$ 0.09	$ 0.09
Net income attributable to Company	$ 1.37	$ 1.17
Cash dividends per share	$ 0.26	$ 0.13
Weighted average shares outstanding:
Basic	428	426
Diluted	429	428